Royalties Paid (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Royalty Payment [abstract]
Schedule of royalties paid

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Amount owing at beginning of the year	(30.7)	(21.0)	(17.9)
Royalties	(231.9)	(147.7)	(116.4)
Derecognition of Gruyere previously held interest - 50%[1]	3.4	—	—
Gold Road acquisition through business combination - 100%[1]	(6.7)	—	—
Amount owing at end of the year	45.3	30.7	21.0
Translation	(1.9)	1.9	(0.1)
Total royalties paid	(222.5)	(136.1)	(113.4)
[1]Refer to notes 18.3 and 20 for details of the Gold Road acquisition.